Consolidated Statements of Financial Position (Parentheticals) - AUD ($)	Jun. 30, 2023	Jun. 30, 2022
Property and equipment,accumulated depreciation	$ 181,681	$ 202,380
Right-of-use assets accumulated depreciation	$ 278,245	$ 312,156
Ordinary shares (in Shares)	2,439,897,618	2,406,874,578